Expense Example - Schroders Global Multi-Asset Portfolio - Class B	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	$ 1,154